Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

Note 19 - Subsequent Events

Subsequent to September 30, 2017, 1,545,406 warrants were exercised in exchange for 51,514 of the Company’s common stock at $9.00 a share. The Company received approximately $464,000 in proceeds from the warrants exercised.

On October 24, 2017, the Company received notification from NASDAQ that it has not regained compliance with the Minimum Stockholders’ Equity Requirement. The Company has appealed the Staff Delisting Determination and requested a hearing which is currently scheduled for December 7, 2017. As a result, the suspension and delisting will be stayed until pending the issuance of a written decision by the hearings panel. The Company is currently evaluating various alternative courses of action to regain compliance with the Minimum Stockholders’ Equity Requirement.

On November 17, 2017, the Company issued a $1,745,000 principal face amount note to an accredited investor which yielded net proceeds of $1,500,000 to the Company. The note bears interest at the rate of 10% per year and is due 10 months after the date of issuance. There is a fixed conversion price of $13.50 per share, and the Company is required to reserve 25 million of the 50 million shares set forth in Proposal 8 of the Definitive Schedule 14A filed with the SEC in October 2017. Redemptions may occur at any time after the 6 month anniversary of the date of issuance of the note with a minimum redemption price of $17.10 per share, and if the conversion rate is less than the market price, then the redemptions must be made in cash. The note contains standard events of default and a schedule of redemption premiums. There is also a most favored nations clause for the term of the note.

On December 6, 2017, Inpixon entered into Subscription Agreements with certain service providers and vendors (the “Providers”) in connection with the issuance by the Company of an aggregate of 75,980 shares of the Company’s common stock, par value $0.001 per share, including 36,768 shares issued at closing and rights to acquire up to an additional 39,213 shares of Common Stock at a purchase price of $10.20 per Share, in satisfaction of an aggregate of $775,000 payable to the Providers by the Company for services rendered. The Company will not receive any cash proceeds from the issuance and sale of the Shares. On December 14, 2017 an additional 31,376 of the shares were issued and on January 5, 2018 the final 7,837 shares were issued.

Effective as of December 15, 2017, the Company, pursuant to certain Exchange Agreements (the “Exchange Agreement”), by and between the Company and the December 2016 Purchasers, agreed to issue up to an aggregate of 66,667 shares (the “Exchange Shares”) of the Company’s common stock to the December 2016 Purchasers, in exchange for the termination and cancellation of the December 2016 Warrants.

During December 2017, 228,978 shares of the Company’s common stock were issued to pay $1,649,000 in principal of debentures at a conversion rate equal to $7.20 per share. During December 2017, 33,083 shares of the Company’s common stock were issued to pay $158,000 in principal of debentures at a conversion rate equal to $4.77 per share.

On January 8, 2018 the Company granted options for the purchase of 88,667 shares of common stock to employees of the Company. These options were 100% vested upon grant and have a life of ten years and an exercise price of $6.60 per share. These options cannot be exercised until such time that the Company effects an increase in its authorized shares of common stock which is anticipated to occur in February 2018.

Acquisition of Sysorex India Limited

Effective as of December 31, 2017 the Company acquired approximately 82.5% of the outstanding equity securities of Sysorex India Limited (“Sysorex India”) from Sysorex Consulting, Inc. (“SCI”) pursuant to that certain Stock Purchase Agreement dated as of December 31, 2017 by and among the Company, SCI and Sysorex India, for aggregate consideration for the assignment by the Company of $666,000 of outstanding receivables.

Sale of Sysorex Arabia

On January 18, 2018, the Company sold its 50.2% interest in Sysorex Arabia to SCI in consideration for SCI’s assumption of 50.2% of the assets and liabilities of Sysorex Arabia, totaling approximately $11,400 and $1,031,000, respectively.

Objective Equity and Terminus Group Settlement – Legal Proceedings

On December 7, 2017, the principal of Objective Equity filed a claim in Superior Court of California, County of Santa Clara for $7,500 against Inpixon USA, claiming non-payment under a settlement agreement. The hearing will be held on January 31, 2018.

VersionOne – Legal Proceedings

On March 1, 2017, VersionOne, Inc. filed a complaint in the United States District Court, Eastern District of Virginia, against Inpixon, Inpixon USA, and Inpixon Federal, Inc. (collectively, “Defendants”). The complaint alleges that VersionOne provided services to Integrio Technologies, LLC (“Integrio”) having a value of $486,337, that in settlement of this amount Integrio and VersionOne entered into an agreement (the “Settlement Agreement”) whereby Integrio agreed to pay, and VersionOne agreed to accept as full payment, $243,169 (the “Settlement Amount”), and that as a result of the Defendants’ acquisition of the assets of Integrio, Defendants assumed the Settlement Amount but failed to pay amounts owed to VersionOne. The complaint also alleges that, subsequent to closing of the acquisition, VersionOne provided additional services to Defendants having a value of $144,724, for which it has not been paid. VersionOne alleges that, Defendants have an obligation to pay both the Settlement Amount and the cost of the additional services. On Dec. 8, 2017, the court in VersionOne entered judgment against Inpixon, Inpixon Federal, and Inpixon USA, jointly and severally, in the amount of $334,339.37.

Virtual Imaging - Legal Proceedings

On December 28, 2017, Virtual Imaging, Inc. (“Virtual Imaging”) filed a complaint in the United States District Court, Eastern District of Virginia, against Inpixon USA, and Inpixon Federal, Inc. (collectively, “Defendants”). The complaint alleges that Virtual Imaging provided products to the Defendants having an aggregate value of $3,938,390.28, of which $3,688,390.88 remains outstanding and overdue. Virtual Imaging has demanded compensation for the unpaid amount of $3,688,390.88. The Company has not yet responded to such complaint.

Debenture Amendment

On December 11, 2017, the Company and the holders of the Debentures, with a current aggregate principal amount of $2,763,545.25, entered into an Amendment Agreement to modify the terms of the Securities Purchase Agreement and the Debentures to extend the maturity date of the Debentures from August 9, 2018 to January 2, 2019, to suspend all payments of interest scheduled to be made on the Debentures after December 11, 2017, all Periodic Redemption Amounts on each Periodic Redemption Date (as defined in the Debenture) and any other amounts payable under the Debentures until the Maturity Date, to reduce the conversion price of the Debentures to a fixed price of $7.20, which is based on a discount to the reported closing price of the Company’s common stock as of December 8, 2017, as may be adjusted, but not increased and to provide the Company with a forced conversion right if the VWAP (as defined in the Debenture) equals or exceeds $9.00 (subject to adjustment for reverse and forward stock splits, stock dividends, stock combinations and other similar transactions of the common stock that occur after the date hereof) for any 5 consecutive Trading Days, the Company may, upon the delivery of notice to the Debenture Holders, force the Debenture Holders to convert all or part of the then outstanding principal amount of this Debenture plus, if so specified in the forced conversion notice, accrued but unpaid interest, liquidated damages and other amounts owing to the Holders under the Debenture, so long as the Equity Conditions have been satisfied.

On January 5, 2018, in order to facilitate the completion of the January 2018 Offering, the holder of the Debentures agreed to amend the Debenture to:

(i) delay further conversions and remove any requirement to maintain a reserve under the Debenture until the date on which the Company files an amendment to increase its authorized shares of common stock (“Authorized Share Amendment”);

(ii) cause an event of default in the event of the failure by the Company to effect the Authorized Share Amendment or otherwise reserve a sufficient number of shares of common stock for issuance upon conversion of the outstanding principal plus accrued or unpaid interest underlying the Debentures on or prior to February 15, 2018;

(iii) require the Company to establish a reserve of at least 150% of the number of shares into which the Debenture is convertible upon the effectiveness of the Authorized Share Amendment.

(iv) to provide that the Company may not solicit offers to buy, negotiate to issue or issue common stock or Common Stock Equivalents (as defined in the Debentures) for an effective per share price that is less than the Conversion Price, except in connection with any issuance of Common Stock or Common Stock Equivalents (1) pursuant to an Exempt Issuance (as defined in the Debentures); (2) to the Company’s legal counsel for services rendered; (3) the issuance of up to 66,667 shares of Common Stock to certain warrant holders in exchange for the cancellation of certain outstanding warrants; and (4) a public offering of the Company’ s securities pursuant to an effective registration statement filed in accordance with the Securities Act;

(v) to remove any prohibition on consummating certain variable rate transactions at an effective price per share that is lower than the Conversion Price then in effect;

(vi) to terminate any security interests pursuant to that certain security agreement entered into in connection and to authorize the Company to file a UCC-3 termination statement to that effect;

(vii) to provide the Company with a forced conversion right if the VWAP (as defined in the Debenture) equals or exceeds $9.00 (subject to adjustment for reverse and forward stock splits, stock dividends, stock combinations and other similar transactions of the common stock that occur after the date hereof) for any 5 consecutive Trading Days (as defined in the Securities Purchase Agreement), the Company may, upon the delivery of notice to the Debenture Holders, force the Debenture Holders to convert all or part of the then outstanding principal amount of this Debenture plus, if so specified in the forced conversion notice, accrued but unpaid interest, liquidated damages and other amounts owing to the Holders under the Debenture, so long as the Equity Conditions (as defined in the Debenture) have been satisfied; and

(viii) to remove certain negative covenants prohibiting the Company and its subsidiaries from borrowing money, incurring liens, acquiring more than a de minimis number of shares of its common stock or Common Stock Equivalents (as defined in the Debenture), repaying any other indebtedness other than the Debenture on a pro-rata basis and paying cash dividends or distributions on any equity securities of the Company.

In addition, one of the Debenture Holders agreed that to the extent it has not exercised those outstanding warrants originally issued to it by the Company on June 30, 2017 (the “June 2017 Warrants”) in full, on or prior to December 31, 2017, such Debenture Holder’s right to exercise such June 2017 Warrants or any other rights granted pursuant to such June 2017 Warrants shall be terminated and the June 2017 Warrants will be cancelled on the books and records of the Company.

The issuance of the shares of common stock in connection with the Amendment Agreement were approved by the Company’s stockholders on December 8, 2017 in accordance with Nasdaq Listing Rule 5635.

January 2018 Capital Raise

On January 5, 2018, the Company entered into a Securities Purchase Agreement (the “January 2018 SPA”) with certain investors (the “January 2018 Investors”) pursuant to which the Company agreed to sell, in a registered direct offering, an aggregate of 599,812 shares (the “January 2018 Shares”) of the Company’s Common Stock, at a purchase price of $5.31 per share (the “January 2018 Offering”).

Concurrently with the sale of the January 2018 Shares, pursuant to the January 2018 SPA the Company also agreed to sell warrants to purchase up to 599,812 shares (the “January 2018 Warrant Shares”) of Common Stock (the “January 2018 Warrants”). The aggregate gross proceeds for the sale of the January 2018 Shares and January 2018 Warrants was approximately $3.2 million. The January 2018 Warrants will be exercisable beginning on or after the later of (i) the date on which the Company’s files an amendment to its articles of incorporation (the “Amendment”), approved by its stockholders, to increase the number of authorized shares of the Company’s common stock such that all of the January 2018 Warrants may be exercised in full by the holders of the January 2018 Warrants and (ii) the date on which such approval as may be required by the applicable rules and regulations of the Nasdaq Stock Market (or any successor entity) from the stockholders of the Company, including the issuance of all of the January 2018 Warrant Shares, in accordance with NASDAQ Rule 5635(d) is obtained and deemed effective (the “January 2018 Initial Exercise Date”), at an exercise price per share equal to $6.60, subject to certain adjustments pursuant to the terms of the January 2018 Warrants (the “January 2018 Exercise Price”), and will expire on the five year anniversary of the January 2018 Initial Exercise Date. The closing of the sales of these securities under the January 2018 SPA occurred on January 8, 2018.

Reverse Stock Split

The Company has requested that its stockholders authorize an amendment to its Restated Articles of Incorporation with the Secretary of State of the State of Nevada to effect a reverse stock split of the Company’s outstanding common stock, par value $0.001, at a ratio between 1-for-5 and 1-for-60, to be determined at the discretion of the Company’s Board of Directors for the purpose of complying with NASDAQ Listing Rule 5550(a)(2). The Board of Directors have assumed a 1-for-30 ratio. The reverse stock split will be legally effectuated upon shareholder approval.

Note 28 — Subsequent Events

GemCap Loan and Security Agreement Amendment 2

On January 24, 2017, the Company, and its U.S. wholly-owned subsidiaries, Inpixon USA and Inpixon Federal, entered into Amendment Number 2 to the Loan and Security Agreement to amend that certain Loan and Security Agreement and Loan Agreement Schedule, both dated as of November 14, 2016, with GemCap Lending I, LLC whereby Section (21) of the definition of “Eligible Accounts” in Section 1.29 of the Loan Agreement was deleted and restated in its entirety as follows: Accounts that satisfy the criteria set forth in the foregoing items (1) – (20), which are owed by any other single Account Debtor or its Affiliates so long as such Accounts, in the aggregate, constitute no more than twenty percent (20%) of all Eligible Accounts, provided, that only for the period commencing on January 24, 2017 through and including April 24, 2017, Accounts in the aggregate only from and owed by Centene Corporation or its Affiliates may exceed twenty percent (20%) of all Eligible Accounts by an amount not to exceed $500,000, provided, further, that, from and after April 25, 2017, Accounts in the aggregate that are owed by Centene Corporation or its Affiliates that satisfy the criteria set forth in the foregoing items (1) – (20) shall not exceed twenty percent (20%) of all Eligible Accounts; and Borrower shall have paid to Lender an accommodation fee in the amount of $5,000 on February 2, 2017.

Company Name Change and Stock Split

On February 27, 2017, Sysorex Global, n/k/a Inpixon, entered into an Agreement and Plan of Merger with Inpixon, its wholly-owned Nevada subsidiary formed solely for the purpose of changing the Company’s corporate name from Sysorex Global to Inpixon. In accordance with the Merger Agreement, effective as of March 1, 2017, the subsidiary was merged with and into the Company with the Company as the surviving corporation.

As part of the Company’s Name Change, each of the Company’s subsidiaries also amended their corporate charters to change their names from Sysorex USA, Sysorex Government Services, Inc., and Sysorex Canada Corp. to Inpixon USA, Inpixon Federal, Inc., and Inpixon Canada, Inc., respectively, effective as of March 1, 2017.

Also on June 28, 2017, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of the State of Nevada to effect a 1-for-15 reverse stock split of the Company’s common stock, par value $0.001 per share. Pursuant to the Amendment, every 15 shares of the issued and outstanding Common Stock were converted into one share of Common Stock, without any change in the par value per share.